CONSOLIDATED STATEMENTS OF EQUITY (JPY ¥) In Millions	Total		Preferred stock (Note 16):	Common stock (Note 17):	Accumulated deficit:	Unrealized net gains on available-for-sale securities (Note 5):	Foreign currency translation adjustments:	Pension liability adjustments (Note 22):	Accumulated other comprehensive income (loss), net of tax:	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2008			¥ 980,430	¥ 3,437,420	¥ (2,066,604)	¥ 1,103,213	¥ (71,125)	¥ (112,026)		¥ (2,508)		¥ 299,357
Cumulative effect of change in accounting principles (Notes 2 and 27)					27,837	(17,269)
Purchases of treasury stock										(150,359)
Change during year			(31,789)
Balance at beginning of fiscal year, adjusted				3,437,420	(2,038,767)	1,085,944						299,357
Disposal of treasury stock										280
Net income (loss)	(1,120,002)				(1,058,447)
Cancellation of treasury stock										146,309
Effect of increase/decrease in consolidated subsidiaries												4,639
Issuance of new shares of common stock by conversion of preferred stock				31,789
Dividends declared	(133,898)	[1]			(133,898)
Other										60
Dividends paid to noncontrolling interests												(16,147)
Net income (loss) attributable to noncontrolling interests	61,555											(61,555)
Change during year	(755,356)					(737,155)						(18,201)
Cancellation of common stock				(83,729)	(62,580)
Change during year	(102,254)						(95,450)					(6,803)
Gains (losses) on sales of treasury stock				124
Change during year	(269,820)							(259,664)				(10,157)
Stock-based compensation (Note 23)				1,188
Balance at end of fiscal year at Mar. 31, 2009	1,037,180		948,641	3,386,792	(3,293,692)	348,789	(166,575)	(371,690)	(189,476)	(6,218)	846,047	191,133
Cumulative effect of change in accounting principles (Notes 2 and 27)					99,910	(99,910)
Purchases of treasury stock										(5)
Change during year			(412,670)
Balance at beginning of fiscal year, adjusted				3,386,792	(3,193,782)	248,879						191,133
Disposal of treasury stock										1,039
Effect of business combination (Note 3)												151,584
Issuance of new shares of common stock				533,794
Net income (loss)	1,046,650				999,689
Effect of increase/decrease in consolidated subsidiaries												(40,204)
Issuance of new shares of common stock by conversion of preferred stock				412,670
Dividends declared	(131,016)	[1]			(131,016)
Dividends paid to noncontrolling interests												(5,662)
Net income (loss) attributable to noncontrolling interests	(46,961)											46,961
Change during year	521,365					506,131						15,234
Change during year	17,269						16,371					(1,144)
Gains (losses) on sales of treasury stock				(662)
Change during year	210,176							202,716				7,901
Stock-based compensation (Note 23)				1,114
Change in ownership interest in consolidated subsidiaries				(9,003)
Balance at end of fiscal year at Mar. 31, 2010	3,332,018		535,971	4,324,705	(2,325,109)	755,010	(150,204)	(168,974)	435,832	(5,184)	2,966,215	365,803
Cumulative effect of change in accounting principles (Notes 2 and 27)				334	1,382	(6,273)						(366)
Purchases of treasury stock										(3)
Change during year			(82,395)
Balance at beginning of fiscal year, adjusted				4,325,039	(2,323,727)	748,737						365,437
Disposal of treasury stock										1,990
Issuance of new shares of common stock				757,790
Net income (loss)	418,130				412,669
Effect of increase/decrease in consolidated subsidiaries												6,519
Issuance of new shares of common stock by conversion of preferred stock				82,395
Dividends declared	(134,966)	[1]			(134,966)
Dividends paid to noncontrolling interests												(6,364)
Net income (loss) attributable to noncontrolling interests	(5,461)											5,461
Change during year	(237,562)					(234,609)						(2,953)
Change during year	(17,397)						(14,824)					(2,573)
Gains (losses) on sales of treasury stock				(1,315)
Change during year	(78,812)							(75,154)				(3,658)
Stock-based compensation (Note 23)				452
Change in ownership interest in consolidated subsidiaries				(201)
Balance at end of fiscal year at Mar. 31, 2011	¥ 4,035,356		¥ 453,576	¥ 5,164,160	¥ (2,046,024)	¥ 514,128	¥ (165,028)	¥ (244,128)	¥ 104,972	¥ (3,197)	¥ 3,673,487	¥ 361,869

[1]	Dividends paid on treasury stock are excluded.